J.P. MORGAN INVESTOR SERVICES CO.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR

October 11, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust
Securities Act File No. 333-173967
Investment Company Act File No. 811-22555
Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectuses dated September 6, 2011, for (i) the FlexSharesSM Morningstar US Market Factor Tilt Index Fund; (ii) the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund; (iii) the FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund; and (iv) the FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund, each a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on September 22, 2011 (Accession Number: 0001193125-11-253775).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly

Charles J. Daly

Vice President

Enclosures

cc:	Peter K. Ewing
Craig Carberry, Esq.
Diana E. McCarthy, Esq.